INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

14.    INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007. For the years ended December 31, 2020, 2021 and 2022, the entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 21%, a flat 21% and 21%, respectively) on its taxable income under the current laws of the state of California and United States of America.

Hong Kong

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 ("the Ordinance") of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%.

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, for the years ended December 31, 2020, 2021and 2022, income tax rate decreased to 8.25% for profit below HKD 2 million, and 16.5% for excessive profit over HKD 2 million.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. ChinaCache Beijing qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2021 if it continues to qualify on an annual basis. The HNTE certificate of ChinaCache Beijing was expired in November 2022. Beijing Blue IT qualifies as an HNTE and is entitled for a preferential tax rate of  15% from 2016 to 2020 if it continues to qualify on an annual basis. The HNTE certificate of ChinaCache Blue IT was expired in 2021.

14.    INCOME TAXES (CONTINUED)

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions but whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2022, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. Based on the assessment of facts and circumstances available at December 31, 2022, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

(Loss)/income from continuing operations before income tax expense consists of:

	For the years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(15,467)	(19,608)	29,245	4,240
PRC	3,885	(15,628)	(30,649)	(4,444)

	(11,582)	(35,236)	(1,404)	(204)

The income tax expense comprises of:

	For the years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Current	6	103	7,080	1,027
Deferred	—	—	—	—

	6	103	7,080	1,027

14.    INCOME TAXES (CONTINUED)

A reconciliation of the differences between the income tax calculated using statutory tax rate and the effective tax rate for the year ended December 31, 2020, 2021 and 2022 is as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(11,582)	(35,236)	(1,404)	(204)

Income tax computed at PRC statutory tax rate of 25%	(2,896)	(8,809)	(351)	(51)
Preferential tax rates	1,100	(2,252)	1,477	214
International rate differences	338	4,885	1,401	203
Additional 75% tax deduction for qualified research and development expenses	(1,207)	(60)	(2)	(0)
Non-deductible expenses	1,365	24	17	2
Effect of changes in tax rates on deferred taxes	—	(81,413)	—	—
Changes in the valuation allowance	(5,632)	20,381	(41,144)	(5,965)
Expiration of tax loss carry forward	6,932	69,240	44,256	6,418
other adjustment	6	(1,893)	1,426	206
Income tax expense	6	103	7,080	1,027

The components of deferred taxes are as follows:

	For the years ended December 31,
	2021	2022
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	20,731	22,800	3,306
- Deferred revenue	4,498	4,487	651
- Accruals	2,303	2,303	334
- Tax losses	79,774	36,572	5,302
- Property and equipment	25,197	25,197	3,653
- Intangible assets	3,007	3,007	436
- Long-term investment impairment	960	960	139
- Unrealized profit	71,868	71,868	10,420
Less: valuation allowance	(208,338)	(167,194)	(24,241)

Total Deferred tax assets	—	—	—

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future years. The net valuation allowance increased by RMB17,639,000 (US$2,768,000) during the year ended December 31, 2021 and decreased by RMB 41,144,000 (US$5,965,000) during the year ended December 31, 2022.

As of December 31, 2022, the Group has net operating losses carried forward from its PRC subsidiaries of RMB 169,833,000, which will expire between 2023 and 2027.

14.    INCOME TAXES (CONTINUED)

Unrecognized Tax Expense

A roll-forward of accrued unrecognized tax expense is as follows:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(8,273)
Increase based on tax positions related to the current year	—	—	—
Ending balance	(8,273)	(8,273)	(8,273)

The unrecognized tax expense is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax expense will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. For the years ended December 31, 2021 and 2022, there’s no unrecognized tax expense, if ultimately recognized, will impact the effective tax rate.

The Group recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2020, 2021, and 2022, the Group recognized approximately RMB 1,365,000, RMBnil and RMB nil (US$ nil) in interest and penalties. The Group had approximately RMB 16,461,000 and RMB16,461,000 (US$2,387,000) for the payment of interest and penalties accrued at December 31, 2021 and 2022, respectively.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. The statute of limitations is ten years when the adjustment is relating to transfer pricing. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.